Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / uSDPerBbl	Dec. 31, 2024 MXN ($) $ / uSDPerBbl	Dec. 31, 2023 USD ($) $ / uSDPerBbl	Dec. 31, 2023 MXN ($) $ / uSDPerBbl	Dec. 31, 2022 MXN ($)
Disclosure of geographical areas [line items]
Payment terms		30 days
Sales price determination period, maximum		2 months
Total customers, net		$ 126,733,175		$ 111,394,431
Advances from customers		26,494,706		34,114,306
Amount recorded in advance from customers were recognized as revenue for the period		$ 6,199,067		$ 1,671,631
Price of the Mexican crude oil export mix per barrel (USD per USD per bbl) | $ / uSDPerBbl	66.70	66.70	67.65	67.65
Percentage of increase (decrease) in sales			(2.70%)	(2.70%)
Increase (decrease) in sales				$ (47,264,712)
Percentage of increase (decrease) in revenue			(27.80%)	(27.80%)
Increase (decrease) in revenue				$ (663,450,691)
Total revenues	$ 82,526,551,000	$ 1,672,672,906		1,719,937,618	$ 2,383,388,309
Incentive for automotive fuels	0	$ 0		$ 23,421	$ 111,863,956
Refined petroleum products
Disclosure of geographical areas [line items]
Invoice payment terms		30 days
Gas
Disclosure of geographical areas [line items]
Invoice payment terms		30 days
Services
Disclosure of geographical areas [line items]
Invoice payment terms		22 days
Other
Disclosure of geographical areas [line items]
Invoice payment terms		30 days
Mexico
Disclosure of geographical areas [line items]
Increase decrease in price of the Mexican crude oil export mix per barrel	$ (0.95)		$ (2.06)
Percentage increase decrease in price of the Mexican crude oil export mix per barrel	(1.40%)	(1.40%)	(3.00%)	(3.00%)